Principal Funds, Inc.
Supplement dated August 7, 2020
to the Statement of Additional Information dated December 31, 2019
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE

Effective August 17, 2020, delete references to Clifford G. Fox.